Common Stock		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Equity [Abstract]
Common Stock

6. Common Stock

Equity Transactions for the Year Ended December 31, 2019:

On January 2, 2019, Lincoln Acquisition converted 200 shares of Preferred B Stock into 3,750,000 of the Company’s common stock

On January 10, 2019, RedDiamond converted 6 shares of Series D Preferred Stock into 520,833 of the Company’s common stock.

Equity Transactions for the Year Ended December 31, 2020:

On August 17, 2020, HGT converted $5,833 of a convertible note into 2,645,449 shares of the Company’s common stock.

On September 09, 2020, HGT converted $11,822 of a convertible note into 2,775,076 shares of the Company’s common stock.

On November 11, 2020, HGT converted $25,239 of a convertible note into 2,911,055 shares of the Company’s common stock.

On December 18, 2020, HGT converted $40,126 of a convertible note into 3,053,696 shares of the Company’s common stock.

7. Common Stock

Share Transactions for the Quarter Ended September 30, 2020:

On August 17, 2020, HGT converted $5,833 of a convertible note into 2,645,449 shares of the Company’s common stock.

On September 09, 2020, HGT converted $11,822 of a convertible note into 2,775,076 shares of the Company’s common stock.

Share Transactions for the Quarter Ended September 30, 2021:

On July 21, 2021, William Schultz converted 2,500 shares of Preferred B Stock into 500,000 of the Company’s common stock.

On August 24, 2021, the Company issued 1,000,000 Company’s common shares to David B. Dorwart for accrued compensation.

On August 24, 2021, the Company issued 1,000,000 Company’s common shares to Eric Brown for accrued compensation.

On August 24, 2021, the Company issued 500,000 Company’s common shares to Jordan Axt for accrued compensation.

On August 24, 2021, the Company issued 500,000 Company’s common shares to Domenic Edward Fontana for accrued compensation.

On August 24, 2021, the Company issued 500,000 Company’s common shares to John D Hilzendager for accrued compensation.

On August 24, 2021, the Company issued 300,000 Company’s common shares to Alexandra M Dorwart for accrued compensation.

On August 24, 2021, the Company issued 200,000 Company’s common shares to Marjorie Greenhalgh for accrued compensation.

On August 24, 2021, the Company issued 150,000 Company’s common shares to Frances Lynn Martin for accrued compensation.

On August 24, 2021, the Company issued 50,000 Company’s common shares to Kaitlyn Kazanjian as stock based compensation.

On August 24, 2021, the Company issued 50,000 Company’s common shares to Elizabeth Van Fossen as stock based compensation.

On August 24, 2021, the Company issued 400,000 Company’s common shares to Douglas Wathen as stock based compensation.

On August 24, 2021, the Company issued 100,000 Company’s common shares to Tim Bergman as stock based compensation.

On August 24, 2021, the Company issued 25,000 Company’s common shares to Samuel Joseph Schwieters as stock based compensation.

On August 24, 2021, the Company issued 50,000 Company’s common shares to Robert Welch as stock based compensation.

On August 24, 2021, the Company issued 10,000 Company’s common shares to Nuno Neto as stock based compensation.

On August 24, 2021, the Company issued 10,000 Company’s common shares to Maria Iriarte Uriarte as stock based compensation.

On August 24, 2021, the Company issued 100,000 Company’s common shares to Infinity Global Consulting Group, Inc. as stock based compensation.

On September 03, 2021, the Company issued 8,000 Company’s common shares to Netleon Technologies Private Limited as stock based compensation.

On September 03, 2021, the Company issued 105,000 Company’s common shares to Whole Plant Systems, LLC as stock based compensation.

On September 03, 2021, the Company issued 10,000 Company’s common shares to J Ramsdell Consulting as stock based compensation.